COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at December 31, 2016 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements
	US Dollars in thousands

First year	188	457
Second year	36	205
Third year	36	133
Fourth year	36	103
Fifth year and thereafter	72	-

	368	898